Securitization Transactions	6 Months Ended
Sep. 30, 2017
Securitization Transactions
7.	Securitization Transactions

The Company and its subsidiaries have securitized various financial assets such as lease receivables and installment loans (commercial mortgage loans, housing loans and other).

In the securitization process, these financial assets are transferred to SPEs, such as trusts and special-purpose companies that issue beneficial interests of the securitization trusts and securities backed by the financial assets to investors. The cash flows collected from these assets transferred to the SPEs are then used to repay these asset-backed beneficial interests and securities. As the transferred assets are isolated from the Company and its subsidiaries, the investors and the SPEs have no recourse to other assets of the Company and its subsidiaries in cases where the debtors or the issuers of the transferred financial assets fail to perform under the original terms of those financial assets.

The Company and its subsidiaries often retain interests in the SPEs in the form of the beneficial interest of the securitization trusts. Those interests that continue to be held include interests in the transferred assets and are often subordinate to other tranche(s) of the securitization. Those beneficial interests that continue to be held by the Company and its subsidiaries are subject to credit risk, interest rate risk and prepayment risk on the securitized financial assets. With regards to these subordinated interests that the Company and its subsidiaries retain, they are subordinated to the senior investments and are exposed to different credit and prepayment risks, since they first absorb the risk of the decline in the cash flows from the financial assets transferred to the SPEs for defaults and prepayment of the transferred assets. If there is any excess cash remaining in the SPEs after payment to investors in the securitization of the contractual rate of returns, most of such excess cash is distributed to the Company and its subsidiaries for payments of the subordinated interests.

Trusts or SPEs used in securitization transactions have been consolidated if the Company and its subsidiaries are the primary beneficiary of the trusts or SPEs.

During the six months ended September 30, 2016 and 2017, there was no securitization transaction accounted for as a sale.

Quantitative information about delinquencies, impaired loans and components of financial assets sold on securitization and other assets managed together as of March 31, 2017 and September 30, 2017, and quantitative information about net credit loss for the six and three months ended September 30, 2016 and 2017 are as follows:

	Millions of yen
	Total principal amount of receivables		Principal amount of receivables that are 90 days or more past-due and impaired loans
	March 31, 2017	September 30, 2017	March 31, 2017	September 30, 2017
Direct financing leases	¥1,204,024	¥1,214,698	¥11,600	¥	12,737
Installment loans	2,815,706	2,825,895	68,747		66,009

	4,019,730	4,040,593	80,347		78,746
Direct financing leases sold on securitization	0	0	0		0

Total	¥4,019,730	¥4,040,593	¥80,347	¥	78,746

	Millions of yen
	Credit loss
	Six months ended September 30, 2016	Six months ended September 30, 2017	Three months ended September 30, 2016	Three months ended September 30, 2017
Direct financing leases	¥1,787	¥938	¥1,295	¥	700
Installment loans	5,925	7,011	3,928		4,159

	7,712	7,949	5,223		4,859

Direct financing leases sold on securitization	0	0	0		0

Total	¥7,712	¥7,949	¥5,223	¥	4,859

A certain subsidiary originates and sells loans into the secondary market while retaining the obligation to service those loans. In addition, it undertakes obligations to service loans originated by others. The servicing assets related to those servicing activities are included in other assets and roll-forwards of the amount of the servicing assets for the six and three months ended September 30, 2016 and 2017 are as follows:

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017	Three months ended September 30, 2016	Three months ended September 30, 2017
Beginning balance	¥16,852	¥17,303	¥15,212	¥	17,736
Increase mainly from loans sold with servicing retained	1,781	13,470	1,095		12,132
Decrease mainly from amortization	(1,779)	(1,712)	(903)		(835)
Increase (Decrease) from the effects of changes in foreign exchange rates	(1,718)	225	(268)		253

Ending balance	¥15,136	¥29,286	¥15,136	¥	29,286

The fair value of the servicing assets as of March 31, 2017 and September 30, 2017 are as follows:

	Millions of yen
	March 31, 2017	September 30, 2017
Beginning balance	¥24,229	¥24,907
Ending balance	¥24,907	¥36,949